Stockholders' / Members' Equity (Details) - USD ($) shares in Millions, $ in Millions		3 Months Ended	4 Months Ended	12 Months Ended
	Jun. 30, 2017	Feb. 24, 2018	Jun. 18, 2016	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash distribution made to members	$ 250.0
Additional equity-based compensation expense due to plan modification	$ 2.4
Employee Benefits and Share-based Compensation					$ 7.1
Income tax benefit from compensation expense				$ 15.6	11.1	$ 12.5
Phantom units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense				45.9	$ 53.3	$ 97.8
Compensation cost not yet recognized		$ 40.6		$ 40.6
Number of units unvested remaining		2.6		2.6
Period for recognition of unrecognized compensation cost				1 year 5 months
Fair value of vested units during period				$ 32.1
Performance-based | Phantom units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional equity-based compensation expense due to plan modification		$ 11.2	$ 23.3